S000019850 [Member] Investment Objectives and Goals - CTIVP - Victory Sycamore Established Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	CTIVP® – Victory Sycamore Established Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.